RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
The Plan held shares of the P&G common stock and recorded dividend income on the shares for the years ended December 31, 2025 and 2024, as follows:

	2025	2024
Common stock:
Shares	115,486	124,628
Cost	$8,948,880	$9,294,026
Dividend income	$503,238	$515,430